CSMC 2021-RPL8 Trust

Exhibit 99.20

Loan Level Exceptions

Loan Number	Alt Loan ID	Review Type	Borrower Last Name	Loan Amount	State	Note Date	Occupancy	Loan Purpose	ATR/QM Status	Overall Grade	Credit Grade	Credit Exception	Compliance Grade	Compliance Exception	Age of Loan	Covered High Cost Loan	Compensating Factors
XXXXXXXXX	431389415	Compliance Only	XXXXXXXX	XXXXXX	FL	XX/XX/XXXX	Owner occupied	Rate Term Refinance Borrower initiated	QM: GSE Temporary - QM/SH	B	A		B	[B] Credit Score Disclosure is Missing - 09/24/2020 - The credit score disclosure is Missing;	6	No
XXXXXXXXX	431389417	Compliance Only	XXXXXXXX	XXXXXX	FL	XX/XX/XXXX	Second Home	Rate Term Refinance Borrower initiated	QM: GSE Temporary - QM/SH	A	A		A	[A] No Compliance Findings - 09/26/2020 - The loan is in compliance with all applicable laws and regulations. ;	5	No
XXXXXXXXX	431389435	Compliance Only	XXXXXXXX	XXXXXX	CT	XX/XX/XXXX	Investment Property	Cash Out: Home Improvement Renovation	QM: GSE Temporary - QM/SH	A	A		A	[A] No Compliance Findings - 09/26/2020 - The loan is in compliance with all applicable laws and regulations. ;	3	No